Investment Strategy - Kingsbarn Dividend Opportunity ETF	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying companies (i.e., companies that paid a dividend within the last year). The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders. The Fund intends to invest a substantial portion of its assets in publicly listed equity securities of U.S. mortgage Real Estate Investment Trusts (“REITs”) and Business Development Companies (“BDCs”) that invest in residential and commercial loans and securities, business loans to private companies, and various types of derivatives for both investment and risk management purposes. The Fund may also invest directly in certain publicly listed secured and unsecured debt securities issued by publicly listed mortgage and specialty finance companies.  The fund may lend its portfolio securities. The Fund will generally hold approximately
11-18 companies. No assurance can be given that the Fund will achieve its investment objective and you could lose all your investment in the Fund.

The types of issuers in which the Fund may invest include residential mortgage REITs (“MREITs”), commercial mortgage REITs (“CREITs”), business development companies (“BDCs”) and venture debt lenders (“VDLs”). Companies in these sectors invest in loans, securities and derivatives that involve certain interest rate and/or credit risks.

•Residential Mortgage and Commercial Mortgage REITS – These companies invest in residential and commercial mortgages and mortgage securities. While most of the residential mortgage REIT investments are either sponsored by U.S. government agencies or are rated in the highest rating category by independent, nationally recognized, rating agencies, certain residential mortgage REITs also invest in lower rated securities, loan pools, and residual interests in securitized residential mortgage loans. Commercial mortgage REITs generally invest in prime-quality loans and commercial mortgage-backed securities. These companies invest their equity, on a leveraged basis, in mortgage loans and securities that generate net interest income. To maintain a stable margin, each company actively manages its balance sheet and employs various risk management strategies. Although the mortgage loans and securities invested in by the residential and commercial REITs are secured by residential and commercial property, the Fund will not directly invest in residential property, commercial property, or residential and commercial mortgage loans.

•Business Development Companies – The BDCs in which the Fund may invest are direct lenders that provide senior and junior debt to private companies that typically generate cash flow that substantially exceeds the amounts required to service their loan obligations.

•Venture Debt Lenders – VDLs are direct lenders to private companies that are backed by private equity or venture capital investment firms. Generally, these companies have reached a stage in their business life cycle whereby their sponsors are comfortable raising debt capital to fund growth rather than investing additional equity capital. The VDLs in which the Fund will invest will be publicly-listed companies that have elected to meet the investment and dividend distribution requirements to qualify as a BDC. The business element that characterizes a Venture Debt Lender is that it provides debt capital to early-stage private companies that are supported by venture capital and private equity funds.

The companies in which the Fund invests may invest in securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. A company may hedge its sensitivity to interest rates and credit risk by investing in derivatives including interest rate swaps, swaptions, futures contracts and credit derivatives.

The issuers held by the Fund may invest in the following:

Agency Mortgage-Backed Securities – Pools of residential or multifamily loans that are guaranteed by the Government National Mortgage Association (“GNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) or the Federal National Mortgage Association (“FNMA”) (collectively, “Agency Mortgage-Backed Securities” or “Agency MBS”). While investors in Agency mortgage-backed securities assume interest rate and prepayment risk, as these securities are guaranteed by a government agency, investors are not exposed to credit losses.

Non-Agency Mortgage-Backed Securities – Pools of prime loans, prime jumbo loans, Alt-A loans, subprime loans, non-performing loans, and re-performing loans that are issued in Non-Agency Mortgage-Backed Securities (“Non-Agency MBS”). These securities do not have guarantees and investors are exposed to interest rate risk, prepayment risk and credit risk.

Commercial Mortgage-Backed Securities – Pools of mortgages secured by commercial real estate properties that are issued in securities (“Commercial MBS” or “CMBS”). Investors in CMBS are exposed to both prepayment risk and credit risk.
Credit Risk Transfer (CRT) Securities – Securities that are designed to synthetically transfer mortgage credit risk from FNMA and FHLMC to private investors. Investors in CRT securities are exposed to both prepayment risk and credit risk.

Loans – MREITs, CREITs, BDCs and VDLs each may invest in individual residential, commercial, or private business loans that can be secured by residential or commercial real estate, or the assets of a business, or may be unsecured. Each of these companies that provide loans may be exposed to various levels of credit risk depending upon the nature of its debt investment and credit enhancements, if any, supporting the debt investment.

Mortgage Servicing Rights – Mortgage servicing rights, or MSR, represent the rights and obligations associated with servicing pools of residential mortgages. Generally, none of the companies held by the Fund or their subsidiaries originate or directly service the residential loans. Rather, these activities are carried out by properly licensed sub-servicers who perform all the required servicing activities for the loans underlying the MSR. Interests in MSR investments represent agreements to purchase all, or a component of, net servicing cash flows. Investors in MSR are exposed to prepayment risks and may be exposed to credit risk to the extent the MSR is backed by Non-Agency MBS.

Derivatives – A company may enter various derivative financial instrument contracts to hedge a portion of its interest rate risk and/or its credit risk. These derivatives are subject to changes in market values resulting from changes in interest rates, volatility, Agency MBS spreads to U.S. Treasuries, borrower credit performance, and market liquidity. The use of derivatives also creates exposure to credit risk relating to potential losses that could be recognized if the counterparties to these instruments fail to perform their obligations under that stated contract.

•Interest Rate Swap Agreements – An agreement in which one party agrees to pay a fixed or floating interest rate to a counterparty and the counterparty agrees to pay a floating (if the other party is paying a fixed rate) or a fixed rate (if the other party is paying a floating rate), based upon an agreed upon notional amount.

•Swaptions – Interest rate swaptions provide the option to enter an interest rate swap for a predetermined notional amount, stated term, with the right to pay or receive a fixed rate of interest.

•U.S. Treasury Futures Contracts – A contract to purchase (a long futures position) or sell (a short futures position) a U.S. Treasury security at a future time.

•Credit Derivatives – Derivatives that permit a purchaser to transfer the credit risk of certain borrowers to a counterparty.

Temporary defensive investments. In attempting to respond to adverse market, economic, political, or other conditions, as determined by the Adviser, upon its recommendation, for temporary defensive purposes, the Fund may deviate from its investment strategy by investing some, or all, of its total assets in a money market sweep account. The Fund may not achieve its investment objective when it does so.

Investment Process

The Kingsbarn Dividend Opportunity ETF (“DVDN”) is an actively managed Fund. The Adviser intends to invest the majority of the Fund’s assets in publicly listed equities of U.S. mortgage REITs and BDCS using a multi-stage investment process: financial review and modeling, development of proprietary financial estimates, security selection, and investment monitoring.

Elemental to the Adviser’s investment process is estimating each company’s longer-term (at least through the following fiscal year-end) tangible book value (“TBV”), dividend, and net income estimates, on a quarterly basis, that are compared to the same estimates published on various news services by Wall Street equity research analysts.

The Adviser initially considers an investment universe of approximately 75 companies. For each company considered for investment, the Adviser completes a multiple-scenario financial modeling process that allows it to select those companies for investment that it believes have the greatest dividend yield per unit of risk (duration and convexity) with the lowest variability in dividend yield across multiple interest rate scenarios.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Convexity is the term used to describe the nonlinearity of duration for MBS. Stated more simply, as interest rates decline, MBS prices increase less than for a bond without prepayment options because the MBS expected maturity becomes shorter due to increased borrower prepayment rates.

The Fund will generally hold approximately 11-18 companies and intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Investing in residential and commercial mortgage REITs, BDCs, and VDLs entails assuming a variety of risks that can impact a particular company’s net income, dividends, and TBV. Among others, these risks are interest rate risk, prepayment risk, credit risk, liquidity risk, and spread risk. The Adviser’s risk management process entails a multi-step process:

•Company Portfolio Segmentation and Analysis – For each company, the Adviser separates the investment portfolio, liabilities, and hedge positions into “risk buckets” or groupings wherein the instruments in each risk bucket have similar characteristics such as coupon, maturity term, product type and any other security-level attribute the Adviser believes can impact the value of the instrument.

•Scenario Analysis – The Adviser estimates the changes in the value of each risk bucket under a wide range of higher and lower interest rate scenarios. For each scenario, the Adviser estimates the change in the value of each risk bucket that will then be aggregated to conclude the portfolio’s exposure to this range of higher and lower interest rates.
•Stock Selection – Upon completing the “base case” and “alternative case” financial models for each company, the Adviser will select a portfolio of 11-18 companies that have the highest base case dividend distributions with the least variability in dividend distributions across the alternative case interest rate scenarios.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying companies (i.e., companies that paid a dividend within the last year).